SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
3/1/2006
Structured Asset Securities Corporation
(I.R.S. Employer Identification No.)
Not Applicable
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 13(d) OF
to
2/1/2006
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-127589-36
Commission File Number of depositor:
333-127589
(Exact name of sponsor as specified in its charter)
Lehman Brothers Holdings Inc.
(Former name, former address, if changed since last report)
No Change
First Franklin Mortgage Loan Trust 2006-FF2
745 Seventh Avenue, 7th Floor
New York, New York
10019
(212) 526-7000
Delaware
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Item 9. Exhibits.
(b) Exhibit-1 : Distribution Statement
see Exhibit-1
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
E. Todd Whittemore
Executive Vice President
E. Todd Whittemore
/s/ :
4/7/2006
X
PART II - OTHER INFORMATION
First Franklin Mortgage Loan Trust 2006-FF2
(Issuing Entity)
Aurora Loan Services LLC
(Servicer)
Item 3. Sales of Securities and Use of Proceeds.
On February 28, 2006, the following classes of securities in the following amounts were sold by the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933 (the "Securities Act") to certain qualified institutional buyers (as defined in Rule 144A of the Securities Act) or to certain accredited investors (as defined in the
Securities Act:
The net proceeds from the sale of these certificates were applied by the registrant to the purchase of the mortgages loans constituting the pool assets.
Class
Initial Principal Balance
Class B
Class LT-R
$4,586,000
N/A Non-Economic Tax Residual
Class X
Class P
Class R
N/A Economic Residual Excess Cash Flow
$100 Prepayment Penalty Amounts
N/A Non-Economic Tax Residual
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M1 [___] [___] [_X_]
M2 [___] [___] [_X_]
M3 [___] [___] [_X_]
M4 [___] [___] [_X_]
M5 [___] [___] [_X_]
M6 [___] [___] [_X_]
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M9 [___] [___] [_X_]